Other assets (Tables)	12 Months Ended
Dec. 31, 2024
Other assets
Schedule of other assets

	As of December 31,
	2023			2024
	Discontinued	Continuing		Continuing
	operations	operations	Total	operations
Current
Deposits	621	672	1,293	680
Prepayments (Note)	525	484	1,009	3,591
Loans and interest receivable, net (Note 2(j))	1,644	28	1,672	7
Bank interest receivables	21	—	21	—
VAT recoverable	620	853	1,473	796
Others	863	424	1,287	554
	4,294	2,461	6,755	5,628
Non-current
Rental deposits	305	145	450	324
	305	145	450	324

Note:

Balance mainly refers to prepayments made to professional parties for consultancy and legal services in relation to the Company’s restructuring and merger.